Income Tax - Income Tax Schedule of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current income tax					$ 22.8	$ 0	$ 0
Deferred income tax			1.9	76.8	106.8	48.6	31.3
Income tax expense	$ 26.0	$ 39.5	$ 40.3	$ 103.5	$ 129.6	$ 48.6	$ 31.3